Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 22,697	$ 3,168	¥ 23,435	$ 3,211	¥ 1,927		¥ 4,881
Restricted cash	300	42	1,239	170	34,312		1,027
Accounts receivable	18,356	2,562	10,374	1,421	15,748		1,617
Inventories	12,980	1,812	9,872	1,352	5,439		5,457
Advance to suppliers	9,808	1,369	9,466	1,297	10,816		6,993
Other current assets	31,212	4,357	29,032	3,977	94,813		33,917
Total current assets	140,418	19,601	105,075	14,395	163,197		54,012
Non-current assets:
Property, plant and equipment, net	8,647	1,207	8,656	1,186	11,764		16,282
Intangible assets, net	97	14	132	18	201		286
Operating lease right-of-use assets, net	12,003	1,676	16,205	2,220	21,656		19,250
Long-term investments	134,026	18,709	134,114	18,374	123,367		111,811
Refundable deposit for investment	20,621	2,879	39,799	5,452	72,774		80,183
Other non-current assets	80,213	11,196	81,733	11,198	36,029		30
Total non-current assets	255,607	35,681	280,639	38,448	265,791		227,842
Total assets	396,025	55,282	385,714	52,843	428,988		281,854
Current liabilities:
Short-term bank borrowing	17,172	2,397	17,972	2,462	14,500
Current portion of long-term borrowing	5,800	810
Loan payables							6,500
Accounts payable	17,229	2,405	14,307	1,960	10,231		11,130
Accrued expenses and other liabilities	12,222	1,706	13,281	1,819	35,231		33,735
Income tax payables	5,496	767	5,169	708	5,201		2,580
Advances from customers	1,699	237	1,086	149	2,537		3,258
Operating lease liabilities – current	981	137	1,843	252	1,750		1,696
Total current liabilities	63,119	8,811	56,897	7,794	74,881		59,150
Non-current liabilities:
Operating lease liabilities – non-current	2,933	409	4,137	567	5,980		4,789
Bank borrowings			3,700	507			10,000
Total non-current liabilities	5,933	828	7,837	1,074	5,980		14,789
Total liabilities	69,052	9,639	64,734	8,868	80,861		73,939
Commitments and contingent liabilities	3,000	419			3,507		2,900
Shareholders’ equity:
Ordinary shares						[1]		[1]
Additional paid-in capital	545,963	76,213	512,568	70,222	479,400		319,775
Translation reserve					446
Accumulated deficit	(243,098)	(33,935)	(221,098)	(30,290)	(173,176)		(153,838)
Total U POWER LIMITED’s shareholders’ equity	302,865	42,278	291,470	39,932	306,670		165,937
Non-controlling interests	24,108	3,365	29,510	4,043	37,950		39,078
Total equity	326,973	45,643	320,980	43,975	344,620		205,015
Total liabilities and equity	396,025	55,282	385,714	52,843	428,988		281,854
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares
Related Party
Current assets:
Amount due from related parties	45,065	6,291	21,657	2,967	142		120
Current liabilities:
Amount due to related parties	¥ 2,520	$ 352	¥ 3,239	$ 444	¥ 5,431		¥ 251

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024..